Acquisition costs and other expenditure	12 Months Ended
Dec. 31, 2018
Acquisition costs and other expenditure
Acquisition costs and other expenditure

B2     Acquisition costs and other expenditure

	2018 £m	2017 £m	2016 £m
Acquisition costs incurred for insurance policies	(3,438)	(3,712)	(3,687)
Acquisition costs deferred less amortisation of acquisition costs	59	911	923
Administration costs and other expenditure*	(5,380)	(6,208)	(5,398)
Movements in amounts attributable to external unit holders of consolidated investment funds	(96)	(984)	(562)
Total acquisition costs and other expenditure	(8,855)	(9,993)	(8,724)

*     Following the adoption of IFRS 15, the 2017 and 2016 comparative results have been re-presented as described in note A2. The 2018 administration costs and other expenditure includes a credit of £0.4 billion for the negative ceding commissions arising from the group payout annuity business reinsurance agreement entered into by Jackson with John Hancock Life during the year.

Total acquisition costs and other expenditure includes:

(a)  Total depreciation and amortisation expense of £(1,136) million (2017: £(288) million; 2016: £(242) million) is included in ‘Administration costs and other expenditure’ and ‘Acquisition costs deferred less amortisation of acquisition costs’ and relates primarily to amortisation of deferred acquisition costs of insurance contracts and asset management contracts.

(b)  The charge for non-deferred acquisition costs and the amortisation of those costs that were previously deferred was £(3,379) million (2017: £(2,801) million; 2016: £(2,764) million).These amounts comprise £(3,367) million and £(12) million for insurance and investment contracts respectively (2017: £(2,772) million and £(29) million; 2016: £(2,734) million and £(30) million respectively).

(c)  Movements in amounts attributable to external unit holders are in respect of those OEICs and unit trusts which are required to be consolidated and comprise a credit of £201 million (2017: charge of £(719) million; 2016: £(485) million) for the UK and Europe insurance operations and a charge of £(297) million (2017: £(265) million; 2016: £(77) million) for Asia insurance operations.

(d)  All fee expenses relating to financial liabilities held at amortised cost in 2018, 2017 and 2016 are part of the determination of the effective interest rate and are included in ‘Administration costs and other expenditure’ above.

(e)  The segmental analysis of interest expense (other than interest expense in core structural borrowings) and depreciation and amortisation included within total acquisition costs and other expenditure was as follows:

	Other interest expense			Depreciation and amortisation
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
Asia operations:
Insurance	—	—	—	(228)	(230)	(201)
Asset management	—	—	—	(4)	(3)	(2)
US operations:
Insurance	(159)	(116)	(56)	(830)	20	94
Asset management	—	—	—	(6)	(7)	(3)
UK and Europe operations:
Insurance	(94)	(85)	(102)	(61)	(59)	(121)
Asset management	—	—	—	(5)	(7)	(7)
Total segment	(253)	(201)	(158)	(1,134)	(286)	(240)
Unallocated to a segment (other operations)	(29)	(39)	(27)	(2)	(2)	(2)
Group total	(282)	(240)	(185)	(1,136)	(288)	(242)

B2.1   Staff and employment costs

The average number of staff employed by the Group during the years shown was:

	2018	2017	2016
Asia operations	16,798	15,477	15,439
US operations	4,285	4,564	4,447
UK and Europe operations*	7,123	7,110	6,381
Total	28,206	27,151	26,267

*     The UK and Europe staff numbers include staff from central operations and Africa which are unallocated to a segment.

The costs of employment were:

	2018 £m	2017 £m	2016 £m
Wages and salaries	1,656	1,774	1,483
Social security costs	116	129	110
Defined benefit schemes*	(29)	(3)	213
Defined contribution schemes	95	85	79
Total	1,838	1,985	1,885

*     The (credit) charge incorporates the effect of actuarial gains and losses.

B2.2  Share-based payment

(a)     Description of the plans

The Group operates a number of share award and share option plans that provides Prudential plc shares, or ADRs, to participants upon vesting. The plans in operation include  the Prudential Long Term Incentive Plan (PLTIP), Annual Incentive Plan (AIP), savings-related share option schemes, share purchase plans and deferred bonus plans. Some of these plans are participated in by Executive Directors, the details of which are described in the Compensation and Employee section. In addition, the following information is provided.

Share scheme	Description
Prudential Corporation Asia Long-Term Incentive Plan (PCA LTIP)

The PCA LTIP provides eligible employees with conditional awards. Awards are discretionary and on a year-by-year basis determined by Prudential’s full year financial results and the employee’s contribution to the business. Awards vest after three years subject to the employee being in employment. Vesting of awards may also be subject to performance conditions. All awards are made in Prudential shares, or ADRs, except for countries where share awards are not feasible due to securities and/or tax reasons, where awards will be replaced by the cash value of the shares that would otherwise have vested.

Prudential Agency Long-Term Incentive Plan	Certain agents in Asia are eligible to be granted awards under the Prudential Agency Long-Term Incentive Plan. These awards are structured in a similar way to the PCA LTIP described above.
Restricted Share Plan (RSP)

The Company operates the RSP for certain employees. Awards under this plan are discretionary, and the vesting of awards may be subject to performance conditions. All awards are made in Prudential shares or ADRs.

Deferred bonus plans

The Company operates a number of deferred bonus schemes including the Group Deferred Bonus Plan (GDBP), the Prudential Corporation Asia Deferred Bonus Plan (PCA DBP), the Prudential Capital Deferred Bonus Plan (PruCap DBP) and other arrangements. There are no performance conditions attached to deferred share awards made under these arrangements.

Savings-related share option schemes

Employees and eligible agents in a number of geographies are eligible for plans similar to the HMRC-approved Save As You Earn (SAYE) share option scheme in the UK. Eligible employees participate in the International Savings-Related Share Option Scheme while eligible agents based in certain regions of Asia can participate in the International Savings-Related Share Option Scheme for Non-Employees.

Share purchase plans

Eligible employees outside the UK are invited to participate in arrangements similar to the Company’s HMRC-approved UK SIP, which allows the purchase of Prudential plc shares. Staff based in Ireland are eligible to participate in the Share Participation Plan. Staff based in Asia are eligible to participate in the Prudential Corporation Asia All Employee Share Purchase Plan.

(b)     Outstanding options and awards

The following table shows movement in outstanding options and awards under the Group’s share-based compensation plans at 31 December:

	Options outstanding under SAYE						Awards outstanding under
	schemes						incentive plans
	2018		2017		2016		2018	2017	2016
		Weighted		Weighted
		average		average		Weighted
	Number	exercise	Number	exercise	Number	average	Number
	of options	price	of options	price	of options	exercise	of awards
	millions	£	millions	£	millions	price	millions
Beginning of year:	6.4	11.74	7.1	10.74	8.8	9.44	33.6	30.2	28.4
Granted	0.3	13.94	1.4	14.55	1.4	11.04	10.7	12.7	13.9
Exercised	(1.4)	10.85	(1.7)	10.07	(2.0)	7.30	(8.7)	(7.3)	(10.5)
Forfeited	(0.1)	12.25	(0.1)	10.83	(0.1)	9.95	(2.6)	(1.3)	(1.5)
Cancelled	(0.2)	12.43	(0.2)	11.19	(0.8)	6.45	—	(0.1)	(0.1)
Lapsed/Expired	(0.1)	12.60	(0.1)	10.86	(0.2)	9.64	(0.2)	(0.6)	—
End of year	4.9	12.10	6.4	11.74	7.1	10.74	32.8	33.6	30.2
Options immediately exercisable, end of year	0.8	10.37	0.4	11.06	0.6	8.53

The weighted average share price of Prudential plc for the year ended 31 December 2018 was £17.36 compared to £17.51 for the year ended 31 December 2017 and £13.56 for the year ended 31 December 2016.

The following table provides a summary of the range of exercise prices for Prudential plc options outstanding at 31 December:

	Outstanding									Exercisable
				Weighted average
	Number			remaining			Weighted average			Number			Weighted average
	outstanding			contractual life			exercise			exercisable			exercise
	(millions)			(years)*			prices £			(millions)			prices £
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Between £4 and £5	—	—	0.1	—	—	0.4	—	—	4.66	—	—	0.1	—	—	4.66
Between £6 and £7	—	—	0.2	—	0.4	1.4	—	6.29	6.29	—	—	—	—	6.29	6.29
Between £9 and £10	0.3	0.5	1.1	0.4	1.4	1.4	9.01	9.01	9.01	0.3	—	0.5	9.01	—	9.01
Between £11 and £12	3.0	4.5	5.7	1.6	2.2	2.9	11.19	11.21	11.27	0.5	0.4	—	11.11	11.55	—
Between £13 and £14	0.3	—	—	4.1	—	—	13.94	—	—	—	—	—	—	—	—
Between £14 and £15	1.3	1.4	—	2.6	3.9	—	14.55	14.55	—	—	—	—	—	—	—
	4.9	6.4	7.1	2.1	2.5	2.6	12.10	11.74	10.74	0.8	0.4	0.6	10.37	11.06	8.53

*      The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

(c)  Fair value of options and awards

The fair value amounts estimated on the date of grant relating to all options and awards were determined by using  the following assumptions:

	2018			2017			2016
	Prudential			Prudential
	LTIP	SAYE	Other	LTIP / RSP	SAYE	Other	Prudential	SAYE	Other
	(TSR)	options	awards	(TSR)	options	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	2.52	—	—	2.85	—	—	3.19	—
Expected volatility (%)	24.03	21.09	—	23.17	20.15	—	29.36	25.41	—
Risk-free interest rate (%)	1.19	0.97	—	0.62	0.56	—	0.12	0.15	—
Expected option life (years)	—	3.94	—	—	3.49	—	—	3.70	—
Weighted average exercise price (£)	—	13.94	—	—	14.55	—	—	11.04	—
Weighted average share price at grant date (£)	17.46	16.64	—	16.80	17.74	—	12.82	13.94	—
Weighted average fair value at grant date (£)	6.64	3.29	17.04	8.30	3.29	16.12	4.41	3.05	12.57

The compensation costs for all awards and options are recognised in net income over the plans’ respective vesting periods. The Group uses the Black-Scholes model to value all options and awards other than those which have TSR performance conditions attached (some Prudential LTIP and RSP awards) for which the Group uses a Monte Carlo model in order to allow for the impact of these conditions. These models are used to calculate fair values for share options and awards at the grant date based on the quoted market price of the stock at the measurement date, the amount, if any, that the employees are required to pay, the dividend yield, expected volatility, risk-free interest rates and exercise prices.

For all options and awards, the expected volatility is based on the market implied volatilities as quoted on Bloomberg. The Prudential specific at-the-money implied volatilities are adjusted to allow for the different terms and discounted exercise price on SAYE options by using information on the volatility surface of the FTSE 100.

Risk-free interest rates are taken from government bond spot rates with projections for two-year, three-year and five-year terms to match corresponding vesting periods. Dividend yields are determined as the average yield over a period of 12 months up to and including the date of grant. For awards with a TSR condition, volatilities and correlations between Prudential and a basket of 15 competitor companies is required. For grants in 2018, the average volatility for the basket of competitors was 21.32 per cent. Correlations for the basket are calculated for each pairing from the log of daily TSR returns for the three years prior to the valuation date. Market implied volatilities are used for both Prudential and the basket of competitors. Changes to the subjective input assumptions could materially affect the fair value estimate.

(d)   Share-based payment expense charged to the income statement

Total expense recognised in the year in the consolidated financial statements relating to share-based compensation is as follows:

	2018 £m	2017 £m	2016 £m
Share-based compensation expense	143	158	126
Amount accounted for as equity-settled	143	158	127

The Group has no liabilities outstanding at the year-end relating to awards which are settled in cash.

B2.3   Key management remuneration

Key management constitutes the Directors of Prudential plc as they have authority and responsibility for planning, directing and controlling the activities of the Group.

Total key management remuneration is analysed in the following table:

	2018 £m	2017 £m	2016 £m
Salaries and short-term benefits	16.2	17.9	20.7
Post-employment benefits	1.3	1.3	1.3
Share-based payments	14.5	14.1	18.7
	32.0	33.3	40.7

The share-based payments charge comprises £9.7 million (2017: £8.3 million; 2016: £12.9 million), which is determined in accordance with IFRS 2, ‘Share-based Payment’ (see note B2.2) and £4.8 million (2017: £5.8 million; 2016: £5.8 million) of deferred share awards.

Total key management remuneration includes total Directors’ remuneration of £31.8 million (2017: £40.2 million; 2016: £37.9 million) less LTIP releases of £9.5 million (2017: £15.2 million; 2016: £10.1 million) as shown in the ‘Compensation and Employees’ section. Further information on Directors’ remuneration is given in the ‘Compensation and Employees’ section.

B2.4   Fees payable to the auditor

	2018 £m	2017 £m	2016 £m
Fees payable to the Company’s auditor for the audit of the Company’s annual accounts	2.1	2.1	2.0
Fees payable to the Company’s auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	9.2	8.3	7.5
Tax compliance services	—	—	0.1
Audit-related assurance services*	4.7	4.3	3.9
Other assurance services	1.1	1.5	2.1
Services relating to corporate finance transactions	0.2	0.4	—
All other services	1.0	0.7	0.6
Total fees paid to the auditor	18.3	17.3	16.2

*      Of the audit-related assurance service fees of £4.7 million in 2018, £1.4 million relates to services that are required by law.

In addition, there were fees incurred by pension schemes of £0.2 million (2017: £0.1 million; 2016: £0.1 million) for audit services and £nil (2017: £nil; 2016: £0.1 million) for other assurance services.